UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Strategies Fund

Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

1.805754.107

AAG-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	8,219	$ 203,338
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	11,004	1,255
Diversified Consumer Services - 0.9%
Weight Watchers International, Inc.	5,319	321,906
Hotels, Restaurants & Leisure - 4.2%
Las Vegas Sands Corp. (a)	11,247	523,773
Panera Bread Co. Class A (a)	4,729	544,544
Wynn Resorts Ltd.	2,200	340,384
		1,408,701
Internet & Catalog Retail - 1.5%
Priceline.com, Inc. (a)	954	512,546
Media - 1.2%
Discovery Communications, Inc. (a)	9,387	396,882
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	4,773	303,611
Body Central Corp.	4,461	77,398
Limited Brands, Inc.	9,635	363,625
Tractor Supply Co.	6,638	407,374
		1,152,008
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	5,348	356,498
TOTAL CONSUMER DISCRETIONARY		4,353,134
CONSUMER STAPLES - 8.5%
Beverages - 3.9%
Hansen Natural Corp. (a)	8,595	733,325
Heckmann Corp. (a)(d)	101,712	588,912
		1,322,237
Food & Staples Retailing - 1.6%
Whole Foods Market, Inc.	8,200	541,446
Food Products - 3.0%
Green Mountain Coffee Roasters, Inc. (a)	4,309	451,325
Mead Johnson Nutrition Co. Class A	5,953	424,151
Origin Agritech Ltd. (a)	43,886	127,269
		1,002,745
TOTAL CONSUMER STAPLES		2,866,428
Common Stocks - continued
	Shares	Value
ENERGY - 14.6%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	6,500	$ 337,740
Dresser-Rand Group, Inc. (a)	7,453	316,380
Rowan Companies, Inc. (a)	9,900	357,093
		1,011,213
Oil, Gas & Consumable Fuels - 11.6%
Alpha Natural Resources, Inc. (a)	5,300	175,271
Amyris, Inc. (d)	6,864	137,760
Bumi PLC	39,447	621,305
Cabot Oil & Gas Corp.	4,800	364,128
Concho Resources, Inc. (a)	1,952	169,726
Continental Resources, Inc. (a)	6,100	340,929
El Paso Corp.	19,600	375,144
EV Energy Partners LP	4,638	319,465
EXCO Resources, Inc.	12,085	161,697
Oasis Petroleum, Inc. (a)(d)	6,766	179,976
Peabody Energy Corp.	7,445	363,316
Plains Exploration & Production Co. (a)	5,774	169,813
QEP Resources, Inc.	9,300	327,453
Solazyme, Inc. (d)	5,300	74,253
Whiting Petroleum Corp. (a)	3,600	169,596
		3,949,832
TOTAL ENERGY		4,961,045
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.0%
SL Green Realty Corp.	4,773	344,802
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	2,346	156,971
TOTAL FINANCIALS		501,773
HEALTH CARE - 14.7%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. (a)	6,730	389,970
Human Genome Sciences, Inc. (a)	29,038	373,719
Idenix Pharmaceuticals, Inc. (a)	57,701	335,243
United Therapeutics Corp. (a)	9,200	396,980
Vertex Pharmaceuticals, Inc. (a)	7,400	334,998
		1,830,910
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 8.0%
ArthroCare Corp. (a)	19,249	$ 624,245
Cyberonics, Inc. (a)	24,573	693,204
Edwards Lifesciences Corp. (a)	5,301	399,960
NuVasive, Inc. (a)(d)	10,943	265,149
Volcano Corp. (a)	12,055	361,047
Zoll Medical Corp. (a)	8,202	366,465
		2,710,070
Health Care Providers & Services - 0.5%
Catalyst Health Solutions, Inc. (a)	3,192	171,474
Health Care Technology - 0.5%
Merge Healthcare, Inc. (a)	31,436	186,101
Life Sciences Tools & Services - 0.3%
Sequenom, Inc. (a)(d)	14,400	88,272
TOTAL HEALTH CARE		4,986,827
INDUSTRIALS - 11.1%
Building Products - 1.8%
Lennox International, Inc.	10,580	330,308
Owens Corning (a)	10,200	296,412
		626,720
Construction & Engineering - 1.1%
Fluor Corp.	6,000	364,320
Electrical Equipment - 2.1%
Cooper Industries PLC Class A	7,200	341,136
Roper Industries, Inc.	4,700	361,665
		702,801
Machinery - 5.7%
CNH Global NV (a)	11,226	371,805
Dover Corp.	6,000	345,120
IDEX Corp.	5,700	211,926
Ingersoll-Rand Co. Ltd.	10,075	337,613
Pall Corp.	7,600	388,588
WABCO Holdings, Inc. (a)	5,790	270,104
		1,925,156
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	45,157	150,824
TOTAL INDUSTRIALS		3,769,821
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.1%
Polycom, Inc. (a)	24,115	$ 573,937
Riverbed Technology, Inc. (a)	5,100	126,378
		700,315
Computers & Peripherals - 0.5%
SanDisk Corp. (a)	4,500	164,925
Electronic Equipment & Components - 0.9%
Maxwell Technologies, Inc. (a)	16,874	292,426
Internet Software & Services - 1.7%
Blinkx PLC (a)	14,700	27,270
Mail.ru Group Ltd. GDR (Reg. S)	2,700	97,146
Rackspace Hosting, Inc. (a)	9,348	341,763
Velti PLC (a)	12,443	117,711
		583,890
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	5,361	340,155
Semiconductors & Semiconductor Equipment - 1.0%
Ceva, Inc. (a)	8,846	235,304
Freescale Semiconductor Holdings I Ltd.	10,200	117,300
		352,604
Software - 9.4%
ANSYS, Inc. (a)	7,029	379,425
Ariba, Inc. (a)	6,200	168,206
Autodesk, Inc. (a)	10,900	307,380
Check Point Software Technologies Ltd. (a)	3,116	169,635
Citrix Systems, Inc. (a)	5,606	338,771
Informatica Corp. (a)	7,603	317,653
Intuit, Inc.	8,000	394,640
Magma Design Automation, Inc. (a)	79,157	402,909
Nuance Communications, Inc. (a)	18,486	343,100
Rovi Corp. (a)	7,356	359,635
		3,181,354
TOTAL INFORMATION TECHNOLOGY		5,615,669
MATERIALS - 13.0%
Chemicals - 8.8%
CF Industries Holdings, Inc.	8,396	1,534,960
CVR Partners LP	26,373	641,655
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	5,300	$ 365,329
The Mosaic Co.	6,300	448,119
		2,990,063
Metals & Mining - 4.2%
First Quantum Minerals Ltd. (d)	16,000	393,627
Fortescue Metals Group Ltd.	28,339	183,350
Ivanhoe Mines Ltd. (a)	17,000	390,799
Vallares PLC	5,500	88,190
Walter Energy, Inc.	4,300	351,482
		1,407,448
TOTAL MATERIALS		4,397,511
TOTAL COMMON STOCKS (Cost $33,086,689)		31,452,208
Nonconvertible Preferred Stocks - 2.0%

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
Porsche Automobil Holding SE (Germany) (Cost $645,984)	9,885	669,378
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.11% (b)	762,551	762,551
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,034,200	1,034,200
TOTAL MONEY MARKET FUNDS (Cost $1,796,751)		1,796,751
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $35,529,424)		33,918,337
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(78,918)
NET ASSETS - 100%		$ 33,839,419
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 657
Fidelity Securities Lending Cash Central Fund	2,907
Total	$ 3,564
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,022,512	$ 5,021,257	$ 1,255	$ -
Consumer Staples	2,866,428	2,866,428	-	-
Energy	4,961,045	4,961,045	-	-
Financials	501,773	501,773	-	-
Health Care	4,986,827	4,986,827	-	-
Industrials	3,769,821	3,769,821	-	-
Information Technology	5,615,669	5,615,669	-	-
Materials	4,397,511	4,397,511	-	-
Money Market Funds	1,796,751	1,796,751	-	-
Total Investments in Securities:	$ 33,918,337	$ 33,917,082	$ 1,255	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 157,298
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(157,298)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $35,771,408. Net unrealized depreciation aggregated $1,853,071, of which $2,518,451 related to appreciated investment securities and $4,371,522 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011